CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED MARCH 30, 2010
TO THE PROSPECTUS DATED JANUARY 4, 2010

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Prospectus.

LARGE CAPITALIZATION GROWTH INVESTMENTS (“Large Cap Growth Fund”)

Effective immediately, the following is added to the disclosure related to the Large Cap Growth Fund in the section entitled “The Sub-advisers” on page 39 of the Prospectus:

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
Large Capitalization Growth Investments	Wells Capital Management Inc. (“WellsCap”) 525 Market Street, 10th Floor San Francisco, CA 94105	25%	Michael Smith, CFA Portfolio Manager (2005-present). Mr. Smith joined WellsCap from Strong Capital Management (“Strong”). Mr. Smith joined Strong in 2000.	2010

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS (“Large Cap Value Fund”)

On February 24, 2010, the Trust’s Board of Trustees approved the hiring of HGK Asset Management, Inc. as an investment sub-adviser to the Large Cap Value Fund.

Effective immediately, the following is added to the section entitled, “How the Sub-advisers select the Fund’s investments” on page 6 of the Prospectus:

The Manager has selected five Sub-advisers to manage the Fund. The percentage of the Fund’s assets allocated to the Sub-advisers is 10% to Artisan Partners Limited Partnership, 30% to Cambiar Investors, LLC, 15% to Cullen Capital Management, LLC, 30% to HGK Asset Management, Inc., and 15% to NFJ Investment Group LLC.

HGK Asset Management, Inc. (“HGK”) employs a value-oriented, bottom-up approach.  HGK seeks to invest in companies with improving cash flow return-on-investment that sell below the present value of their discounted cash flows.  HGK’s philosophy also emphasizes reduced volatility of returns, which may be caused by the rapid flow of investments into and out of particular market sectors.  Thus, HGK maintains exposure to all major industry sectors comprising the historical median of the Russell 1000® Value.

The following is added to the section entitled “The Sub-advisers” on page 40 of the Prospectus:

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
Large Capitalization Value Equity Investments	HGK Asset Management, Inc. (“HGK”) 525 Washington Blvd. Jersey City, NJ 07310	30%	Michael Pendergast, CFA® Chief Investment Officer (“CIO”), Managing Director, Portfolio Manager (1983-present). Mr. Pendergast manages HGK’s large cap value and all cap value strategies. He joined HGK in 1983.	2010
			Paul Carlson, CFA® Senior Portfolio Manager (1991-present). Mr. Carlson manages HGK’s mid cap value equity strategy, also co-manages HGK’s all cap value strategy. He joined HGK in 1991.	2010
			Eric Fuhrman, CFA® Portfolio Manager (2001-present). Mr. Fuhrman manages HGK’s small cap value strategy, also co-manages HGK’s all cap value and quantitative strategies. He joined HGK in 2001.	2010

CORE FIXED INCOME INVESTMENTS (“Core Fixed Income Fund”)

Effective immediately, the following individual replaces Scott Amero and Andrew J. Phillips in the disclosure related to the Core Fixed Income Fund in the section entitled “The Sub-advisers” on page 43 of the Prospectus:

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
Core Fixed Income Investments	BlackRock Financial Management, Inc. Park Avenue Plaza 55 East 52nd St. New York, NY 10055	25%	Curtis Arledge Managing Director, CIO of Fixed Income, Fundamental Portfolios (2008-present), also, Chair of Fixed Income Investment Strategy meetings; prior to rejoining BlackRock, Mr. Arledge was Global Head of Fixed Income Division at Wachovia Corporation (1996-2008).	2010

Pro_Jan 4, 2010_Supp_03_2010
TK2088

CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED MARCH 30, 2010
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 4, 2010

The following information supplements, and to the extent inconsistent therewith, supersedes certain information in the Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

ALL FUNDS

Effective immediately, the following replaces the second paragraph under the section entitled Foreign Securities on page 24 of the SAI:

Each of Large Capitalization Growth Investments, Large Capitalization Value Equity Investments and Small Capitalization Growth Investments may invest up to 10% of its assets in the securities of foreign issuers that are not traded on a U.S. exchange or the U.S. over-the-counter market. Small Capitalization Value Equity Investments may invest up to 10% of its assets in foreign securities, including emerging market securities. Core Fixed Income Investments may invest up to 30% of its assets in non-U.S. dollar denominated securities and may invest up to 15% of its assets in emerging market securities. High Yield Investments may invest up to 20% of its assets in securities of issuers located in developed and emerging market foreign countries.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Effective immediately, the following is added to the disclosure for Large Capitalization Growth Investments contained in the section entitled, “Portfolio Manager Disclosure” on page 53 of the SAI:

Large Capitalization Growth Investments
Wells Capital Management, Inc.
Portfolio Manager(s)	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
(as of December 31, 2009)	Accounts	Assets	Accounts	Assets	Accounts	Assets

Michael Smith	2	$1.5 billion	1	$11 million	85	$2.7 million

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS (“Large Cap Value Fund”)

At a Meeting held on February 24, 2010, the Trust’s Board of Trustees approved the hiring of HGK Asset Management, Inc. (“HGK”) as an investment sub-adviser to the Large Cap Value Fund.

Effective March 30, 2010, the following is added to the disclosure for Large Capitalization Value Equity Investments contained in the section entitled, “Portfolio Manager Disclosure” on page 55 of the SAI:

Portfolio Manager(s)	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets

Michael Pendergast	60	$1,632MM	2033	$397MM	1	$9MM

Paul Carlson	8	$313MM	None	$0	None	$0

Eric Fuhrman	1	$0.8MM	5	$3MM	None	$0

The following is added to the section entitled, “Portfolio Manager Compensation” on page 68 of the SAI:

HGK Asset Management, Inc. (“HGK”)

HGK's investment personnel are compensated utilizing a combination of salary, equity ownership through the Employee Stock Option Plan (“ESOP”), and incentive bonuses.  All employees tenured more than one year participate in the firm's ESOP.  The ESOP distribution is based on a percentage of the employee’s salary.  Additionally, senior management employment contracts have a revenue participation component.

The following is added to the section entitled, “Potential Conflicts of Interest” on page 82 of the SAI:

HGK Asset Management, Inc. (“HGK”)

HGK’s portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Large Cap Value Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, HGK has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

The following is added to the section entitled, “Portfolio Manager Ownership Disclosure” on page 96 of the SAI:

HGK Asset Management, Inc.
All managers – None

The following is added to the table entitled, “Consulting Group Capital Markets Funds – Sub-advisers” on page 113 of the SAI, which is contained in the section entitled, “Proxy Voting Policies and Procedures Pursuant to Rule 38a-1 under the Investment Company Act of 1940” in Appendix B:

Fund	Sub-adviser
Large Capitalization Value Equity Investments	HGK Asset Management, Inc.

HGK’s Policy on Proxy Voting is attached to this Supplement as Attachment A and is added to “Proxy Voting Policies and Procedures Pursuant to Rule 38a-1 under the Investment Company Act of 1940” in Appendix B beginning on page 113 of the SAI.

CORE FIXED INCOME INVESTMENTS (“Core Fixed Income Fund”)

Effective immediately, disclosure related to Scott Amero for Core Fixed Income Fund contained in the section entitled, “Fund Manager Disclosure” on page 62 of the SAI is deleted.

Effective immediately, the final paragraph of the section entitled “Portfolio Manager Compensation” for MetWest on page 70 of the SAI has been replaced with the following:

On February 24, 2010, the TCW Group Inc. (“TCW”) completed its acquisition of MetWest (“Acquisition”). TCW is an international asset-management firm with approximately $115 billion in assets under management and is a subsidiary of Société Générale.  MetWest does not anticipate that the nature and quality of the services it provided to CGCM Core Fixed Income will change materially as a result of the Acquisition. The Acquisition resulted in the assignment (as defined in the Investment Company Act of 1940, as amended) and, therefore, automatic termination of, the existing investment advisory agreement. As a result, the Trustees considered a new investment advisory agreement between the Manager and MetWest containing terms that are substantially identical to those of the existing investment advisory agreement, including the current advisory fee. The Trustees approved the new investment advisory agreement at a meeting held on January 27, 2010, and the agreement took effect on February 24, 2010.

SAI_January 4, 2010_Supp_03_2010

Attachment A

HGK Proxy Voting Policies and Procedures

Background and Rationale
HGK, as a matter of policy and as a fiduciary to our Clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the Clients. Our firm utilizes an outside proxy voting service which maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting.   HGK and the proxy voting service and make appropriate disclosures about those proxy policies and practices.  Our policy and practice includes the responsibility to monitor corporate actions, receive and vote Client proxies and disclose any potential conflicts of interest as well as making information available to Clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Further, investment advisers registered with the SEC, and which exercise voting authority with respect to Client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that Client securities are voted in the best interests of Clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its Clients; (b) to disclose to Clients how they may obtain information from HGK with respect to the voting of proxies for their securities; (c) to describe to Clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its Clients; and (d) maintain certain records relating to HGK’s proxy voting activities when HGK does have proxy voting authority.

Policies and Procedures
Voting Procedures and Guidelines

➢
HGK utilizes an outside proxy voting service, Institutional Shareholder Services (“ISS”) which is instructed to vote proxies in the best interests of our Clients.  (In the event HGK engages a different service in the future, these policies will apply regardless of the identity of the service.)

➢
ISS vote proxies on behalf of our Clients according to detailed policies and procedures promulgated by ISS for that purpose.  HGK maintains on file a complete set of the policies and procedures ISS employs to vote proxies on behalf of our Clients. In the absence of specific voting guidelines from the Client, ISS will vote proxies in the best interests of each particular Client.  ISS’s policy is to vote all proxies from a specific issuer the same way for each Client absent qualifying restrictions from a Client.  Clients are permitted to place reasonable restrictions on HGK’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

➢	Absent material conflicts, ISS will determine how it should vote the proxy in accordance with applicable voting guidelines, complete the proxy and vote the proxy in a timely and appropriate manner.

➢	Clients may at any time direct that proxies on securities in their portfolios be voted in a particular manner.

➢
Clients are advised quarterly of the votes on securities in their portfolios, and are informed that they may at any time request information on the policies utilized by the outside service to determine how proxies will be voted.

➢	All employees will forward any proxy materials received on behalf of Clients to the employee designated by the Chief Compliance Officer to handle proxy voting matters.

Disclosures and Client Requests for Information

➢
HGK will provide conspicuously displayed information in its Form ADV summarizing this proxy voting policy and procedures, including a statement that Clients may request information regarding how ISS voted their proxies, and that Clients may request a copy of the policies pertaining to proxy voting procedures.

➢
The Chief Compliance Officer will also send a copy of this summary to all existing Clients who have previously received HGK’s Form ADV, or the Chief Compliance Officer may send each Client the amended Form ADV.

➢	All Client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the Chief Compliance Officer.

➢
In response to any request the Chief Compliance Officer will prepare a written response to the Client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how HGK voted the Client’s proxy with respect to each proposal about which Client inquired.

Conflicts of Interest

➢
If it should appear that there are exists a material conflict of interest between the interests of ISS or HGK and a Client, the Chief Compliance Officer will determine whether it is appropriate to disclose the conflict to the affected Clients, to give the Clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

➢	HGK will maintain a record of the voting resolution of any conflict of interest.

Recordkeeping

➢	The Chief Compliance Officer shall retain the following proxy records in accordance with the SEC’s five-year retention requirement:

•	These policies and procedures and any amendments;

•	Each proxy statement that HGK receives;

•	A record of each vote that HGK casts;

•	Any document HGK created that was material to making a decision how to vote proxies, or that memorializes that decision including period reports to the General Manager;

•	A copy of each written request from a Client for information on how HGK voted such Client’s proxies, and a copy of any written response.

Primary responsibility for compliance:  the officer or employee designated by the Chief Compliance Officer as responsible for proxy voting procedures.
Responsibility for Monitoring and Review:  the Chief Compliance Officer